Capital structure and financing - C.1. Share capital and other equity reserves (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
		May 21, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2022
Disclosure of reserves within equity [line items]
Number of shares authorised (in shares)			200,000,000	200,000,000		200,000,000
Subscribed and fully paid up share capital (in shares)			169,000,000	172,096,305
Par value per share (usd per share)			$ 1.50	$ 1.50		$ 1.50
Share capital			$ 253	$ 258
Share premium			1,036	1,064
Share capital and premium			1,290	1,322
Number of treasury shares cancelled (in shares)		3,096,305
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			(531)
Share based compensation	[1]		14	50	$ 52
Share based cancellation				(35)
Issuance of shares with respect to LTIPs			0	1	1
Remeasurements of post-employment benefit obligations			0	1	(2)
Transfer to legal reserve	[1]			0	0
Cash flow hedge reserve movement			4	(4)	(10)
Currency translation movement			31	15	33
Other equity reserves, ending balance			(689)	(531)
Legal reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			26	18	16
Transfer to legal reserve				8	2
Other equity reserves, ending balance			26	26	18
Equity settled transaction reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			24	61	51
Share based compensation			14	49	50
Share based cancellation				(35)
Issuance of shares with respect to LTIPs			(29)	(50)	(40)
Other equity reserves, ending balance			9	24	61
Hedge reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			(4)	(2)	5
Cash flow hedge reserve movement			3	(2)	(7)
Other equity reserves, ending balance			(1)	(4)	(2)
Currency translation reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			(573)	(571)	(626)
Currency translation movement			(145)	(2)	56
Other equity reserves, ending balance			(718)	(573)	(571)
Pension obligation reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			(5)	(6)	(4)
Share based cancellation				0
Remeasurements of post-employment benefit obligations				1	(2)
Transfer to legal reserve					0
Other equity reserves, ending balance			(5)	(5)	(6)
Total
Other Reserves [Roll Forward]
Share based compensation	[1]		14	49	50
Share based cancellation				(35)
Issuance of shares with respect to LTIPs				1	1
Share premium
Other Reserves [Roll Forward]
Issuance of shares with respect to LTIPs	[1]		(8)	(12)	(9)
Other reserves
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			(531)	(500)	(559)
Share based compensation	[1]		14	49	50
Share based cancellation	[1]			(35)
Issuance of shares with respect to LTIPs	[1]		(29)	(50)	(40)
Remeasurements of post-employment benefit obligations				1	(2)
Transfer to legal reserve	[1]			8	2
Cash flow hedge reserve movement			3	(2)	(7)
Currency translation movement			(145)	(2)	56
Other equity reserves, ending balance			$ (689)	$ (531)	$ (500)

[1]	Share capital, share premium (including the effects of rights offering) and other reserves (including share-based compensation) – see note C.1.